Note 7 - Equity in Earnings (Losses) of Non-consolidated Companies - Equity in Earnings (Losses) of Non-consolidated Companies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
From non-consolidated companies	$ 116,140	$ 71,533	$ (10,674)
Impairment loss on non-consolidated companies (see Note 12)			(28,884)
	$ 116,140	$ 71,533	$ (39,558)